Schedule of Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents		$ 3,044
Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents		3,044
Total Assets		3,044
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents		3,044
Total Assets		3,044
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents
Total Assets
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents
Total Assets